Plant, Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Schedule of Plant, Property and Equipment

	As at December 31,
	2024			2023
	Cost	Accumulated Depreciation	Net Book Value	Cost	Accumulated Depreciation	Net Book Value
U.S.$ millions
Keystone Pipeline System
Pipelines	7,156	1,799	5,357	7,247	1,677	5,570
Pumping equipment	813	248	565	830	236	594
Tanks and other	2,708	731	1,977	2,766	690	2,076
Under construction	60	—	60	42	—	42
	10,737	2,778	7,959	10,885	2,603	8,282
Intra-Alberta & Other
Pipelines	100	13	87	108	12	96
Tanks and other [1]	84	9	75	43	7	36
Under construction	62	—	62	3	—	3
	246	22	224	154	19	135

Marketing	1	—	1	1	—	1
ROU Assets (Note 10)	39	17	22	22	12	10
Total	11,023	2,817	8,206	11,062	2,634	8,428
1.Includes capital expenditures incurred relating to office spaces and leasehold improvements upon Spinoff.